Commitments and Contingencies (Details) € in Thousands	6 Months Ended
Jun. 30, 2022 EUR (€) tranche shares
Disclosure of maturity analysis of operating lease payments [line items]
Warrants to purchase shares of common stock | shares	6,200,000
Number of tranches upon achieving certain performance and market conditions | tranche	3
Property, plant and equipment
Disclosure of maturity analysis of operating lease payments [line items]
Commitments to acquire assets	€ 12,673
Intangible assets
Disclosure of maturity analysis of operating lease payments [line items]
Commitments to acquire assets	4,440
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments for non-cancellable lease contracts not yet commenced	200
Future payments for operating contracts	49,046
Between one and five years
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments for non-cancellable lease contracts not yet commenced	1,847
Future payments for operating contracts	104,609
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Future lease payments for non-cancellable lease contracts not yet commenced	0
Future payments for operating contracts	€ 18,558